AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

Marketable securities held by the Company are debt securities and share investments considered to be available-for-sale securities.

(in thousands of $)	2017	2016
Amortized cost	194,184	197,449
Accumulated net unrealized (loss)/gain	(100,382)	(78,960)
Carrying value	93,802	118,489

The Company's investment in marketable securities consists of investments in shares and corporate bonds. Available-for-sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income. The net unrealized loss on available-for-sale securities included in other comprehensive income as at December 31, 2017, was $100.4 million (2016: net unrealized loss $79.0 million) as follows:

	Year ended December 31, 2017			Year ended December 31, 2016
(in thousands of $)	Amortised Cost	Unrealised gains/(losses)	Fair value	Amortised Cost	Unrealised gains/(losses)	Fair value
Corporate Bonds:
Golden Close Senior	17,754	(2,240)	15,514	28,676	(5,495)	23,181
Golden Close Convertible	9,960	—	9,960	—	—	—
Golden Close Super Senior	2,561	347	2,908	—	—	—
NorAm Drilling	5,181	293	5,474	5,181	(245)	4,936
Oro Negro	7,886	—	7,886	12,894	(2,106)	10,788
Total corporate bonds	43,342	(1,600)	41,742	46,751	(7,846)	38,905
Shares:
Frontline	150,004	(99,514)	50,490	150,004	(71,794)	78,210
NorAm Drilling	730	732	1,462	694	680	1,374
Golden Close	108	—	108	—	—	—
Total shares	150,842	(98,782)	52,060	150,698	(71,114)	79,584
Total	194,184	(100,382)	93,802	197,449	(78,960)	118,489

The investments in shares at December 31, 2017, consist of listed shares in Frontline with a carrying value of $50.5 million (2016: $78.2 million) (see Note 23: Related party transactions and Note 16: Investment in associated companies), shares in NorAm Drilling Company AS ("NorAm Drilling") traded in the Norwegian Over the Counter market ("OTC") market with a carrying value of $1.5 million (2016: $1.4 million) and shares in Golden Close Corp. Ltd. ("Golden Close") traded in the Norwegian OTC market with a carrying value of $0.1 million (2016: $nil). In December 2017, the Company determined that the shares in Golden Close were other-than-temporarily impaired and recorded $0.6 million impairment charge in a separate line in the income statement for the year ended December 31, 2017. For the year ended December 31, 2016, the Company recorded no impairment charges in respect of its investments in shares.

Of the $100.4 million net unrealized loss on available-for-sale securities included in other comprehensive income as at December 31, 2017, only the net unrealized losses of the investment in Frontline shares have arisen for a period greater than one year. In determining whether the Company has an other-than-temporary impairment in its investment in Frontline shares, the Company considered the period of decline (which began in 2016), the amount and the severity of the decline and the ability of the investment to recover in the near to medium term. As the duration and severity of the decline was generally consistent with the overall tanker shipping sector, as the share has historically been sufficiently volatile to expect a full recovery and since the Company has the intent and the ability to hold the investment for a period sufficient to allow for a recovery of cyclical declines in this shipping sector, it determined that the decline in the fair value of the Company’s investment in Frontline shares did not result in an other-than-temporary impairment at December 31, 2017.

The investments in corporate bonds at December 31, 2017, consist of listed and unlisted corporate bonds which have a total carrying value of $41.7 million (2016: $38.9 million) and have maturities between 2019 and 2022.

In December 2017, the Company determined that the unsecured convertible bonds issued by Golden Close and the secured corporate bonds issued by Oro Negro Drilling Pte. Ltd. ("Oro Negro") were other-than-temporarily impaired and recorded an aggregate impairment charge in a separate line in the Consolidated Statement of Operations of $3.9 million for the year ended December 31, 2017. This is in part due to the lack of security and uncertainty as to whether the Company will hold onto the investment until recovery. For the year ended December 31, 2016, the Company recorded no impairment charges in respect of its investments in secured notes.

As a result of the impairment, $2.1 million was reclassified from Other Comprehensive Income to the Consolidated Statement of Operations.

In determining whether the Company has an other-than temporary impairment in its investment in Golden Close senior corporate bonds, in addition to the Company’s intention and ability to hold the investments until the market recovers, the Company evaluated that the underlying security provided by these bonds is sufficient to ensure that the decline in fair value of these bonds did not result in an other-than-temporary impairment as at December 31, 2017.